Leases (Tables)	12 Months Ended
Sep. 30, 2018
Leases [Abstract]
Schedule Of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

(in millions)	Amount
2019	$22.8
2020	18.3
2021	13.0
2022	9.5
2023	8.0
Thereafter	10.6
Total minimum lease payments	$82.2